Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement, Noncash Expense [Abstract]
Schedule of Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity
The following table presents movements in the outstanding restricted stock units and restricted stock under the AerCap Equity Plans during the year ended December 31, 2024:

	Year Ended December 31, 2024
	Number of service-based restricted stock units and restricted stock	Number of performance-based restricted stock units and restricted stock	Weighted average grant date fair value of service-based grants ($)	Weighted average grant date fair value of performance-based grants ($)
Number at beginning of period	2,355,437	4,390,269	$55.80	$53.01
Granted (a)	589,300	459,233	85.62	88.41
Vested (b)	(497,003)	(520,350)	66.74	51.65
Forfeited	(27,741)	(44,204)	66.00	68.06
Number at end of period	2,419,993	4,284,948	$60.70	$56.81

(a)Includes 734,651 shares of restricted stock granted under the AerCap Equity Plans, of which 484,778 shares of restricted stock were issued, with the remaining 249,873 ordinary shares being withheld and applied to pay the taxes involved. As part of the 249,873 ordinary shares withheld to pay for taxes, 129,915 ordinary shares were treated as granted and subsequently vested on the grant date under specific Irish tax legislation. As a result, we recognized an expense of $11 million on the grant dates associated with these ordinary shares.
(b)549,401 restricted stock units, which were previously granted under the AerCap Equity Plans, vested. In connection with the vesting of the restricted stock units, the Company issued, in full satisfaction of its obligations, 344,306 ordinary shares to the holders of these restricted stock units, with the remainder being withheld and applied to pay the taxes in respect of those awards. Restrictions on 239,685 shares of restricted stock (184,442 shares of restricted stock net of withholding for taxes) lapsed during the period. 312,500 restricted stock units, which were previously granted under the AerCap Equity Plans, were converted to restricted stock, of which 212,323 shares of restricted stock were issued, with the remaining 100,177 ordinary shares being withheld and applied to pay the taxes involved. As part of the 100,177 ordinary shares withheld to pay for taxes, 98,352 ordinary shares were treated as vested on the conversion dates under specific Irish tax legislation. As a result, we recognized an expense of $4 million on the conversion dates associated with these ordinary shares. In addition, 129,915 ordinary shares were treated as granted and subsequently vested on the grant dates, as described in (a) above.
Schedule of Expected Share-based Compensation Expenses Assuming Established Performance Criteria are Met and No Forfeitures Occur
The following table presents our expected share-based compensation expense based on existing grants, assuming that the established performance criteria are met and that no forfeitures occur:

Expected share-based compensation expense
(U.S. Dollars in millions)
2025	$73.7
2026	40.8
2027	19.8
2028	8.5
2029	1.8